Income Tax (Tables)	6 Months Ended
Jun. 30, 2021
Major Components Of Tax Expense Income [Abstract]
Schedule of Major Components of Income Tax

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2021	2020	2021	2020
	(in thousands)		(in thousands)
	£	£	£	£
Current tax:
In respect of current period U.K.	1,588	1,289	3,294	2,604
In respect of current period U.S.	—	(1)	—	(1)

	1,588	1,288	3,294	2,603
Deferred tax:
In respect of current period U.S.	(3)	(5)	(7)	(9)
In respect of prior period U.S.	—	—	—	(1)

Income tax credit	1,585	1,283	3,287	2,593

	June 30, 2021	December 31, 2020
	(in thousands)
	£	£
Current income tax receivable
U.K. tax	8,811	9,818
U.S. tax	4	4

	8,815	9,822

Deferred tax asset
U.S. deferred tax asset	37	44